Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 11, 2022
Share-Based Compensation [Line Items]
Earnout shares (in Shares)	3,635,001
Quoted market price (in Dollars per share)				$ 7.3
Share-based expense		$ 23.3	$ 3.2
NWTN [Member]
Share-Based Compensation [Line Items]
Received share percentage	10.00%
Class A Ordinary Share [Member]
Share-Based Compensation [Line Items]
Earnout shares (in Shares)	32,715,010
Class A Ordinary Share [Member] | NWTN [Member]
Share-Based Compensation [Line Items]
Outstanding percentage	90.00%